Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 88.91%
AEROSPACE/DEFENSE - 0.01%
Kaman Corp.	$ 100,000	3.2500		5/1/2024	$ 96,981

BASIC & DIVERSIFIED CHEMICALS - 2.59%
Dow, Inc. - Bank of America Finance LLC Synthetic	18,600,000	2.6410	**	6/18/2024	18,769,260
		.
BIOTECHNOLOGY - 0.05%
Illumina, Inc.	100,000	0.0000		8/15/2023	112,976
Ligand Pharmaeuticals, Inc.	100,000	0.7500		5/15/2023	91,900
NeoGenomics, Inc.	100,000	1.2500		5/1/2025	126,500
					331,376
COMMERICAL SERVICES - 2.77%
Euronet Worldwide, Inc.	100,000	5.4000	**	3/15/2049	97,250
Square, Inc. -144A	15,000,000	0.1250		3/1/2025	19,953,420
					20,050,670
COMPUTERS - 8.74%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	14,000,000	3.8700	**	10/16/2023	23,856,000
Insight Enterprises, Inc. - 144A	20,000,000	0.7500		2/15/2025	19,365,706
Lumentum Holdings, Inc.	100,000	0.2500		3/15/2024	163,295
Lumentum Holdings, Inc. - 144A	17,000,000	0.5000		12/15/2026	19,896,993
					63,281,994
DIVERSIFIED FINANCIAL SERVICES - 3.90%
Cowen, Inc.	13,000,000	3.0000		12/15/2022	14,324,555
Granite Point Mortgage Trust, Inc. - 144A	9,075,000	5.6250		12/1/2022	7,260,000
Granite Point Mortgage Trust, Inc.	100,000	6.3750		10/1/2023	75,125
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,000,000	4.1250		9/1/2022	1,352,766
LendingTree, Inc. -144A	100,000	0.5000		7/15/2025	104,309
PRA Group, Inc.	100,000	3.5000		6/1/2023	106,095
Voya Financial, Inc. - Bank of America Finance LLC Synthetic	100,000	3.1400	**	5/1/2023	99,216
Voya Financial, Inc. - Deutsche Bank AG Synthetic	5,000,000	3.7500	**	5/1/2023	4,886,750
					28,208,816
ELECTRONICS - 4.86%
Knowles Corp.	100,000	3.2500		11/1/2021	107,132
OSI Systems, Inc.	100,000	1.2500		9/1/2022	97,750
Smart Global Holdings, Inc. - 144A	20,000,000	2.2500		2/15/2026	18,614,178
Vishay Intertechnology, Inc.	17,000,000	2.2500		6/15/2025	16,342,326
					35,161,386
ENERGY-ALTERNATE SOURCES - 0.01%
Enphase Energy, Inc. - 144A	100,000	0.2500		3/1/2025	103,251

ENGINEERING & CONSTRUCTION - 2.75%
Tutor Perini Corp.	20,300,000	2.8750		6/15/2021	19,883,146

FOOD AND BEVERAGE - 2.35%
Kraft Heinz Co. - Citigroup Global Markets Holdings, Inc. Synthetic	17,000,000	1.7920	**	6/30/2027	16,983,000

HEALTHCARE - PRODUCTS - 1.98%
Varex Imaging Corp. - 144A	14,000,000	4.0000		6/1/2025	14,301,544

HOME BUILDERS - 3.90%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic	15,000,000	3.8900	**	9/26/2023	20,608,500
Winnebago Industries, Inc. - 144A	6,500,000	1.5000		4/1/2025	7,573,390
					28,181,890
INSURANCE - 0.68%
HCI Group, Inc.	5,000,000	4.2500		3/1/2037	4,931,387

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 88.91% (Continued)
INTERNET - 6.48%
Alibaba Group Holding Ltd. - ADR - JPMorgan Chase Financial Co. LLC Synthetic - 144A	$ 100,000	2.0400	**	1/1/2023	$ 119,000
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	18,000,000	3.5900	**	4/21/2023	27,579,600
Google, Inc. - Bank of America Finance LLC Synthetic	12,000,000	3.6400	**	9/28/2023	14,013,600
Twitter, Inc.	5,000,000	0.2500		6/15/2024	5,187,500
					46,899,700
INVESTMENT COMPANIES - 0.04%
Ares Capital Corp.	100,000	4.6250		3/1/2024	102,440
Goldman Sachs BDC, Inc.	100,000	4.5000		4/1/2022	100,500
Sixth Street Specialty Lending, Inc.	100,000	4.5000		8/1/2022	102,222
					305,162
LEISURE TIME - 2.21%
Callaway Golf Co. - 144A	12,000,000	2.7500		5/1/2026	16,021,121

METALS AND MINING - 2.09%
Allegheny Technologies, Inc. - 144A	500,000	3.5000		6/15/2025	469,050
Livent Corp. - 144A	14,500,000	4.1250		7/15/2025	14,670,106
					15,139,156
MINING - 5.19%
Newmont Mining Corp. - Barclays Bank PLC Synthetic	21,000,000	3.9200	**	10/30/2023	37,558,500

OIL & GAS - 3.70%
Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic	100,000	2.6320	**	12/23/2026	92,720
Exxon Mobil Corp. - Credit Suisse AG Synthetic	17,700,000	2.6886	**	4/21/2025	18,275,250
PDC Energy, Inc.	100,000	1.1250		9/15/2021	96,019
Pioneer Natural Resources Co. - 144A	7,000,000	0.2500		5/15/2025	8,309,000
					26,772,989
PHARMACEUTICALS - 12.06%
Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic	19,300,000	2.3220	**	11/1/2024	19,913,740
Coherus Biosciences, Inc. - 144A	100,000	1.5000		4/15/2026	111,563
Collegium Pharmaceutical, Inc.	3,000,000	2.6250		2/15/2026	2,615,068
Jazz Investments I, Ltd.	8,000,000	1.5000		8/15/2024	7,575,000
Jazz Investments I, Ltd. - 144A	7,000,000	2.0000		6/15/2026	7,240,625
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic	17,000,000	1.7920	**	6/30/2027	17,154,700
Pacira BioSciences, Inc. - 144A	15,000,000	0.7500		8/1/2025	15,308,925
Pacira Pharmaceuticals, Inc.	100,000	2.3750		4/1/2022	109,508
Supernus Pharmaceuticals, Inc.	19,000,000	0.6250		4/1/2023	17,234,877
					87,264,006
REITS - 4.07%
Apollo Commercial Real Estate Finance, Inc.	100,000	5.3750		10/15/2023	84,798
Arbor Realty Trust, Inc. - 144A	100,000	4.7500		11/1/2022	93,690
CorEnergy Infrastructure Trust, Inc. - 144A	8,000,000	5.8750		8/15/2025	5,757,156
IIP Operating Partnership, LP - 144A	14,000,000	3.7500		2/21/2024	23,327,512
MFA Financial, Inc.	100,000	6.2500		6/15/2024	92,375
Redwood Trust, Inc.	100,000	4.7500		8/15/2023	89,163
					29,444,694
RETAIL - 7.29%
EZCORP, Inc.	17,100,000	2.3750		5/1/2025	13,187,465
McDonald's Corp. - Credit Suisse AG	19,100,000	1.9200	**	5/28/2027	19,730,300
PetIQ, Inc. - 144A	14,000,000	4.0000		6/1/2026	19,803,706
					52,721,471
SEMICONDUCTORS - 0.03%
ON Semiconductor Corp.	100,000	1.6250		10/15/2023	125,231
Silicon Laboratories, Inc. - 144A	100,000	0.6250		6/15/2025	110,117
					235,348
SOFTWARE - 3.65%
Akamai Technologies, Inc.	1,000,000	0.1250		5/1/2025	1,302,445
Akamai Technologies, Inc. - 144A	5,000,000	0.3750		9/1/2027	5,746,927
Microsoft Corp. - Morgan Stanley Finance, LLC. Synthetic	15,000,000	2.3773	**	10/25/2024	19,358,250
					26,407,622
Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 88.91% (Continued)
TELECOMMUNICATIONS - 2.87%
Charter Communications, Inc. - Bank of America Finance LLC Synthetic	$ 100,000	1.7700	**	9/1/2022	$ 108,800
Interdigital, Inc.	20,000,000	2.0000		6/1/2024	20,674,145
					20,782,945
TRANSPORTATION - 3.03%
Atlas Air Worldwide Holdings, Inc.	20,000,000	1.8750		6/1/2024	21,800,000
Atlas Air Worldwide Holdings, Inc.	100,000	2.2500		6/1/2022	103,000
					21,903,000
TRUCKING & LEASING - 1.61%
Greenbrier Cos, Inc.	13,072,000	2.8750		2/1/2024	11,667,237

TOTAL CONVERTIBLE BONDS					643,407,652
(Cost - $568,974,603)
PREFERRED STOCK - 3.66%	Shares	Dividend Rate (%)
REITS - 3.66%
Great Ajax Corp.	574,385	7.2500		4/30/2024	13,842,678
Ready Capital Corp.	551,914	7.0000		8/15/2023	12,682,984
TOTAL PREFERRED STOCK					26,525,662
(Cost - $28,430,007)

	Principal	Interest Rate (%)
U.S. TREASURY OBLIGATIONS - 0.90%
United States Treasury Notes	$ 100,000	0.5000		5/31/2027	100,795
United States Treasury Notes	6,000,000	1.1250		2/28/2027	6,297,656
United States Treasury Notes	100,000	1.3750		1/31/2025	105,299
TOTAL U.S. TREASURY OBLIGATIONS					6,503,750
(Cost - $6,447,188)
	Shares
SHORT-TERM INVESTMENTS - 6.30%
MONEY MARKET FUND - 6.30%
Milestone Treasury Obligations Portfolio - Institutional Class	45,579,797	0.0100 +			45,579,797
TOTAL SHORT-TERM INVESTMENTS
(Cost - $45,579,797)

TOTAL INVESTMENTS - 99.77%
(Cost - $649,431,595)					$ 722,016,861
OTHER ASSETS LESS LIABILITIES - 0.23%					1,640,693
NET ASSETS - 100.00%					$ 723,657,554

+ Variable rate security. Interest rate is as of July 31, 2020.
** Interest rate represents the comparable yield on the contingent payment debt instrument.
ADR- American Depositary Receipt
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

PORTFOLIO ANALYSIS
As of July 31, 2020
% of Net
Sector	Assets
Consumer, Non-cyclical	21.93%
Technology	18.19%
Industrial	14.85%
Financial	14.18%
Consumer, Cyclical	8.84%
Basic Materials	7.28%
Short-Term Investments	6.30%
Energy	3.71%
Communications	3.59%
Government	0.90%
Other Assets Less Liabilities	0.23%
100.00%

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 124.83%
AEROSPACE/DEFENSE - 0.84%
Kaman Corp. *	$ 1,000,000	3.2500		5/1/2024	$ 969,810

BASIC & DIVERSIFIED CHEMICALS - 3.23%
Dow, Inc. - Bank of America Finance LLC Synthetic *	3,700,000	2.6410	**	6/18/2024	3,733,670

COMMERICAL SERVICES - 5.56%
Euronet Worldwide, Inc. *	2,500,000	0.7500		3/15/2049	2,431,250
Square, Inc. - 144A *	3,000,000	0.1250		3/1/2025	3,990,684
					6,421,934
COMPUTERS - 11.83%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic *	3,000,000	3.8700	**	10/16/2023	5,112,000
Insight Enterprises, Inc. -144A *	4,600,000	0.7500		2/15/2025	4,454,112
Lumentum Holdings, Inc. -144A *	3,500,000	0.5000		12/15/2026	4,096,440
					13,662,552
DIVERSIFIED FINANCIAL SERVICES - 3.64%
Cowen, Inc. *	666,000	3.0000		12/15/2022	733,858
Granite Point Mortgage Trust, Inc. - 144A *	1,730,000	5.6250		12/1/2022	1,384,000
LendingTree, Inc. - 144A *	2,000,000	0.5000		7/15/2025	2,086,180
					4,204,038
ELECTRONICS - 7.45%
Smart Global Holdings, Inc. - 144A *	4,600,000	2.2500		2/15/2026	4,281,261
Vishay Intertechnology, Inc. *	4,500,000	2.2500		6/15/2025	4,325,910
					8,607,171
ENGINEERING & CONSTRUCTION - 2.55%
Tutor Perini Corp. *	3,000,000	2.8750		6/15/2021	2,938,396

FOOD AND BEVERAGE - 2.46%
Kraft Heinz Co. - Citigroup Global Markets Holdings, Inc. Synthetic *	2,840,000	0.0000	**	6/30/2027	2,837,160

HEALTHCARE - PRODUCTS - 3.54%
Varex Imaging Corp. - 144A *	4,000,000	4.0000		6/1/2025	4,086,156

HOME BUILDERS - 5.08%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic *	3,000,000	3.8900	**	9/26/2023	4,121,700
Winnebago Industries, Inc. - 144A *	1,500,000	1.5000		4/1/2025	1,747,705
					5,869,405
INSURANCE - 1.71%
HCI Group, Inc. *	2,000,000	4.2500		3/1/2037	1,972,555

INTERNET - 8.74%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic *	4,300,000	3.5900	**	4/21/2023	6,588,460
Google, Inc. - Bank of America Finance LLC Synthetic *	3,000,000	3.6400	**	9/28/2023	3,503,400
					10,091,860
LEISURE TIME - 3.47%
Callaway Golf Co. - 144A *	3,000,000	2.7500		5/1/2026	4,005,280

METALS AND MINING - 3.03%
Allegheny Technologies, Inc. - 144A *	500,000	3.5000		6/15/2025	469,050
Livent Corp. - 144A *	3,000,000	4.1250		7/15/2025	3,035,194
					3,504,244
MINING - 6.20%
Newmont Mining Corp. - Barclays Bank PLC Synthetic *	4,000,000	3.9200	**	10/30/2023	7,154,000

OIL & GAS - 3.85%
Exxon Mobil Corp. - Credit Suisse AG Synthetic *	4,300,000	2.6886	**	4/21/2025	4,439,750

PHARMACEUTICALS - 18.01%
Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic *	3,500,000	2.3220	**	11/1/2024	3,611,300
Collegium Pharma, Inc. *	3,500,000	2.6250		2/15/2026	3,050,912
Jazz Investments I, Ltd. *	4,300,000	1.5000		8/15/2024	4,071,563
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic *	2,840,000	1.7920	**	6/30/2027	2,865,844
Pacira BioSciences, Inc. - 144A *	3,500,000	0.7500		8/1/2025	3,572,082
Supernus Pharmaceuticals, Inc. *	4,000,000	0.6250		4/1/2023	3,628,395
					20,800,096
Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 124.83% (Continued)
REITS - 9.03%
Arbor Realty Trust, Inc. -144A *	$ 2,000,000	4.7500		11/1/2022	$ 1,873,790
CorEnergy Infrastructure Trust, Inc. - 144A *	2,100,000	5.8750		8/15/2025	1,511,254
IIP Operating Partnership, LP - 144A *	3,000,000	3.7500		2/21/2024	4,998,752
MFA Financial, Inc. *	1,250,000	6.2500		6/15/2024	1,154,687
Redwood Trust, Inc. *	1,000,000	4.7500		8/15/2023	891,629
					10,430,112
RETAIL - 10.48%
EZCORP, Inc. *	3,000,000	2.3750		5/1/2025	2,313,590
McDonald's Corp. - Credit Suisse AG *	4,000,000	1.9200	**	5/28/2027	4,132,000
PetIQ, Inc. - 144A *	4,000,000	4.0000		6/1/2026	5,658,202
					12,103,792
SOFTWARE - 5.90%
Akamai Technologies, Inc. -144A *	2,000,000	0.3750		9/1/2027	2,298,771
Microsoft Corp. - Morgan Stanley Finance, LLC. Synthetic *	3,500,000	2.3773	**	10/25/2024	4,516,925
					6,815,696
TELECOMMUNICATIONS - 3.76%
Interdigital, Inc. *	4,200,000	2.0000		6/1/2024	4,341,571

TRANSPORTATION - 4.25%
Atlas Air Worldwide Holdings, Inc. *	4,500,000	1.8750		6/1/2024	4,905,000

TRUCKING & LEASING - 0.22%
Greenbrier Cos, Inc. *	280,000	2.8750		2/1/2024	249,910

TOTAL CONVERTIBLE BONDS
(Cost - $128,231,809)					144,144,158

PREFERRED STOCK - 5.32%	Shares	Dividend Rate (%)
REITS - 5.32%
Great Ajax Corp. *	133,000	7.2500		4/30/2024	3,205,300
Ready Capital Corp. *	128,000	7.0000		8/15/2023	2,941,440
TOTAL PREFERRED STOCK					6,146,740
(Cost - $6,530,800)

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Security	Shares	Interest Rate (%)			Fair Value

SHORT-TERM INVESTMENTS - 3.43%
MONEY MARKET FUND - 3.43%
Milestone Treasury Obligations Portfolio - Institutional Class	3,965,947	0.0100 +			$ 3,965,947
TOTAL SHORT-TERM INVESTMENTS
(Cost - $3,965,947)

TOTAL INVESTMENTS - 133.58%
(Cost - $138,728,556)					$ 154,256,845
LIABILITIES IN EXCESS OF OTHER ASSETS - (33.58)%					(38,780,020)
NET ASSETS - 100.0%					$ 115,476,825

+ Variable rate security. Interest rate is as of July 31, 2020.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
* All or a portion of this security is segregated as collateral for the Line of Credit as of July 31, 2020; total fair value amount of collateral was $150,290,898.
** Interest rate represents the comparable yield on the contingent payment debt instrument.

PORTFOLIO ANALYSIS
As of July 31, 2020
% of Net
Sector	Assets
Consumer, Non-cyclical	33.15%
Technology	26.47%
Financial	21.71%
Industrial	18.54%
Consumer, Cyclical	13.45%
Basic Materials	9.23%
Energy	3.84%
Communications	3.76%
Short-Term Investments	3.43%
Liabilities in Excess of Other Assets	(33.58)%
100.00%

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 84.17%
AEROSPACE/DEFENSE - 2.44%
Kaman Corp.	$ 2,000,000	3.2500		5/1/2024	$ 1,939,620

BASIC & DIVERSIFIED CHEMICALS - 2.81%
Dow, Inc. - Bank of America Finance LLC Synthetic	2,215,000	2.6410	**	6/18/2024	2,235,157

COMMERICAL SERVICES - 2.21%
Euronet Worldwide, Inc.	1,700,000	0.7500		3/15/2049	1,653,250
Visa, Inc. - Barclays Bank PLC Synthetic	100,000	1.2800	**	2/18/2025	104,940
					1,758,190
COMPUTERS - 7.27%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	1,400,000	3.8700	**	10/16/2023	2,385,600
Insight Enterprises, Inc. -144A	2,300,000	0.7500		2/15/2025	2,227,056
Lumentum Holdings, Inc. - 144A	1,000,000	0.5000		12/15/2026	1,170,411
					5,783,067
DIVERSIFIED FINANCIAL SERVICES - 1.89%
Granite Point Mortgage Trust, Inc. - 144A	1,875,000	5.6250		12/1/2022	1,500,000

ELECTRONICS - 6.57%
OSI Systems, Inc.	1,000,000	1.2500		9/1/2022	977,500
Smart Global Holdings, Inc. - 144A	2,500,000	2.2500		2/15/2026	2,326,772
Vishay Intertechnology, Inc.	2,000,000	2.2500		6/15/2025	1,922,627
					5,226,899
ENGINEERING & CONSTRUCTION - 2.46%
Tutor Perini Corp.	2,000,000	2.8750		6/15/2021	1,958,931

FOOD AND BEVERAGE - 1.88%
Kraft Heinz Co. - Citigroup Global Markets Holdings, Inc. Synthetic	1,500,000	1.7920	**	6/30/2027	1,498,500

HEALTHCARE - PRODUCTS - 2.31%
Varex Imaging Corp. - 144A	1,800,000	4.0000		6/1/2025	1,838,770

HOME BUILDERS - 2.59%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic	1,500,000	3.8900	**	9/26/2023	2,060,850

INSURANCE - 1.24%
HCI Group, Inc.	1,000,000	4.2500		3/1/2037	986,277

INTERNET - 5.28%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	1,600,000	3.5900	**	4/21/2023	2,451,520
Google, Inc. - Bank of America Finance LLC Synthetic	1,500,000	3.6400	**	9/28/2023	1,751,700
					4,203,220
INVESTMENT COMPANIES - 2.57%
Ares Capital Corp.	1,000,000	4.6250		3/1/2024	1,024,400
Sixth Street Specialty Lending, Inc.	1,000,000	4.5000		8/1/2022	1,022,217
					2,046,617
LEISURE TIME - 1.34%
Callaway Golf Co. - 144A	800,000	2.7500		5/1/2026	1,068,075

METALS AND MINING - 3.13%
Allegheny Technologies, Inc. - 144A	500,000	3.5000		6/15/2025	469,050
Livent Corp. - 144A	2,000,000	4.1250		7/15/2025	2,023,463
					2,492,513
MINING - 3.37%
Newmont Mining Corp. - Barclays Bank PLC Synthetic	1,500,000	3.9200	**	10/30/2023	2,682,750

OIL & GAS - 3.00%
Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic	900,000	2.6320	**	12/23/2026	834,480
Exxon Mobil Corp. - Credit Suisse AG Synthetic	1,500,000	2.6886	**	4/21/2025	1,548,750
					2,383,230
PHARMACEUTICALS - 13.96%
Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic	2,000,000	2.3220	**	11/1/2024	2,063,600
Collegium Pharmaceutical, Inc.	1,500,000	2.6250		2/15/2026	1,307,534
Jazz Investments I, Ltd.	2,500,000	1.5000		8/15/2024	2,367,187
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic	1,500,000	1.7920	**	6/30/2027	1,513,650
Pacira BioSciences, Inc. - 144A	2,000,000	0.7500		8/1/2025	2,041,190
Supernus Pharmaceuticals, Inc.	2,000,000	0.6250		4/1/2023	1,814,198
					11,107,359

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Security	Principal Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 84.17% (Continued)
REITS - 2.55%
Arbor Realty Trust, Inc. - 144A	$ 620,000	4.7500		11/1/2022	$ 580,875
CorEnergy Infrastructure Trust, Inc. - 144A	1,150,000	5.8750		8/15/2025	827,591
Redwood Trust, inc.	700,000	4.7500		8/15/2023	624,140
					2,032,606
RETAIL - 4.63%
McDonald's Corp. - Credit Suisse AG	2,200,000	1.9200	**	5/28/2027	2,272,600
PetIQ, Inc. - 144A	1,000,000	4.0000		6/1/2026	1,414,550
					3,687,150
SOFTWARE - 1.12%
Microsoft Corp. - Barclays Bank PLC Synthetic	100,000	2.1300	**	2/4/2025	120,940
Microsoft Corp. - Morgan Stanley Finance, LLC. Synthetic	600,000	2.3773	**	10/25/2024	774,330
					895,270
TELECOMMUNICATIONS - 3.67%
Charter Communications, Inc. - Bank of America Finance LLC Synthetic	500,000	1.7700	**	9/1/2022	544,000
Interdigital, Inc.	2,300,000	2.0000		6/1/2024	2,377,527
					2,921,527
TRANSPORTATION - 3.08%
Atlas Air Worldwide Holdings, Inc.	1,300,000	1.8750		6/1/2024	1,417,000
Atlas Air Worldwide Holdings, Inc.	1,000,000	2.2500		6/1/2022	1,030,000
					2,447,000
TRUCKING & LEASING - 2.80%
Greenbrier Cos, Inc.	2,500,000	2.8750		2/1/2024	2,231,341

TOTAL CONVERTIBLE BONDS					66,984,919
(Cost - $62,261,012)

PREFERRED STOCK - 4.43%	Shares	Dividend Rate (%)
REITS - 4.43%
Great Ajax Corp.	70,000	7.2500		4/30/2024	1,687,000
Ready Capital Corp.	80,000	7.0000		8/15/2023	1,838,400
TOTAL PREFERRED STOCK					3,525,400
(Cost - $3,754,400)
	Principal	Interest Rate (%)
U.S. TREASURY OBLIGATIONS - 10.69%
United States Treasury Notes	$ 8,100,000	1.1250		2/28/2027	8,501,836
TOTAL U.S. TREASURY OBLIGATIONS
(Cost - $8,432,316)
	Shares
SHORT-TERM INVESTMENTS - 0.29%
MONEY MARKET FUND - 0.29%
Milestone Treasury Obligations Portfolio - Institutional Class	232,519	0.0100 +			232,519
TOTAL SHORT-TERM INVESTMENTS
(Cost - $232,519)

TOTAL INVESTMENTS - 99.58%
(Cost - $74,680,247)					$ 79,244,674
OTHER ASSETS LESS LIABILITIES - 0.42%					337,203
NET ASSETS - 100.00%					$ 79,581,877

+ Variable rate security. Interest rate is as of July 31, 2020.
** Interest rate represents the comparable yield on the contingent payment debt instrument.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

PORTFOLIO ANALYSIS
As of July 31, 2020
% of Net
Sector	Assets
Consumer, Non-cyclical	25.67%
Industrial	20.16%
Technology	13.67%
Financial	12.81%
Government	10.69%
Basic Materials	6.50%
Communications	3.67%
Consumer, Cyclical	3.12%
Energy	3.00%
Short-Term Investments	0.29%
Other Assets Less Liabilities	0.42%
100.00%

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020

The following is a summary of significant accounting policies followed by the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Funds' securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding..  Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of July 31, 2020 for the Funds' assets and liabilities measured at fair value:

Miller Convertible Bond Fund
Assets		Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*		$ -	$ 643,407,652	$ -	$ 643,407,652
Preferred Stock*		26,525,662	-	-	26,525,662
U.S. Treasury Obligations		-	6,503,750	-	6,503,750
Short-Term Investments		45,579,797	-	-	45,579,797
Total Investments in Securities		$ 72,105,459	$ 649,911,402	$ -	$ 722,016,861

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Miller Convertible Plus Fund
Assets		Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*		$ -	$ 144,144,158	$ -	$ 144,144,158
Preferred Stock*		6,146,740	-	-	6,146,740
Short-Term Investments		3,965,947	-	-	3,965,947
Total Investments in Securities		$ 10,112,687	$ 144,144,158	$ -	$ 154,256,845

Miller Intermediate Bond Fund
Assets		Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*		$ -	$ 66,984,919	$ -	$ 66,984,919
Preferred Stock*		3,525,400	-	-	3,525,400
U.S. Treasury Obligations		-	8,501,836	-	8,501,836
Short-Term Investments		232,519	-	-	232,519
Total Investments in Securities		$ 3,757,919	$ 75,486,755	$ -	$ 79,244,674

* Please refer to the Schedule of Investments for industry classification.
The Funds did no hold any Level 3 securities.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at July 31, 2020, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Miller Convertible Bond Fund	$ 654,516,720	$ 87,310,212	$ (19,810,071)	$ 67,500,141
Miller Convertible Plus Fund	139,848,542	19,273,371	(4,865,068)	14,408,303
Miller Intermediate Bond Fund	75,342,852	6,123,280	(2,221,458)	3,901,822

Derivative Transactions – The Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month or when the amount due to or from the Funds exceeds $500,000. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. Each Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds’ overall return) by replacing it with the impact of market exposure based upon the Funds’ own investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, U.S. Dollar-1-Month London Interbank Offered Rate-British Banker’s Association (USD-1M LIBOR-BBA) and an annual fee or various agreed upon inputs.

During the period ended July 31, 2020, the Funds invested in total return swaps. At July 31, 2020, the Funds were not invested in swaps.